Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accrued expenses and other liabilities [text block] [Abstract]
Schedule of accrued expenses and other payables
	December 31,
	2020	2019

Subcontractors	$609	$1,131
Clinical activities	4,841	2,010
Professional services	1,943	349
Production plant in process	415	1,255
Other	180	173

	$7,988	$4,918